Schedule I frontdoor, inc (Parent Company Only)	12 Months Ended
Dec. 31, 2018
Schedule I frontdoor, inc. (Parent Company Only) [Abstract]
Schedule I frontdoor, inc. (Parent Company Only)

SCHEDULE I
frontdoor, inc (Parent Company Only)

Condensed Statements of Comprehensive Income

(In millions)

Year Ended
December 31,
2018
Revenue	$—
Interest expense	22
Loss before Income Taxes	(22)
Income tax benefit	(5)
Net Loss from Operations	(18)
Equity in earnings of subsidiaries (net of tax)	34
Net Income	$17
Total Comprehensive Income	$8

frontdoor, inc (Parent Company Only)

Condensed Balance Sheets

(In millions)

As of
December 31,
2018
Assets:
Current Assets:
Cash and cash equivalents	$55
Other current assets	3
Total Current Assets	58
Other Assets:
Investments in subsidiaries	601
Deferred taxes	3
Other assets	1
Total Assets	$663
Liabilities and Equity:
Current Liabilities:
Accrued liabilities:
Interest payable	9
Other	2
Current portion of long-term debt	7
Total Current Liabilities	18
Long-Term Debt	977
Due to Subsidiaries	2
Other Long-Term Liabilities:
Other long-term obligations	10
Total Other Long-Term Liabilities	10
Equity	(344)
Total Liabilities and Equity	$663

frontdoor, inc (Parent Company Only)

Condensed Statements of Cash Flows

(In millions)

Year Ended
December 31,
2018
Cash and Cash Equivalents at Beginning of Period	$—
Net Cash Provided from Operating Activities	159
Cash Flows from Financing Activities
Payments of debt	(2)
Net transfers to Parent Company	4
Contribution from ServiceMaster	81
Dividend paid to ServiceMaster	(169)
Discount paid on issuance of debt	(2)
Debt issuance costs paid	(16)
Net Cash Used for Financing Activities	(104)
Cash Increase During the Period	55
Cash and Cash Equivalents at End of Period	$55

Notes to Condensed Parent Company Only Financial Statements

Note 1. Basis of Presentation

The condensed financial statements of frontdoor,  inc. (“Parent Company”), are required as a result of the restricted net assets of the Parent Company’s consolidated subsidiaries exceeding 25% of the Parent Company’s consolidated net assets as of December 31, 2018. All consolidated subsidiaries of the Parent Company are wholly owned. The primary source of income for the Parent Company is equity in its subsidiaries’ earnings.

Pursuant to rules and regulations of the SEC, the unconsolidated condensed financial statements of the Parent Company do not reflect all of the information and notes normally included with financial statements prepared in accordance with GAAP. Therefore, these condensed financial statements should be read in conjunction with the consolidated financial statements and related notes thereto included in this Annual Report on Form 10-K.

The Parent Company has accounted for its subsidiaries under the equity method in the unconsolidated condensed financial statements.

Note 2. Long-Term Debt

On August 16, 2018, in connection with the Spin-off, the Parent Company engaged in a series of financing transactions pursuant to which we incurred long-term debt consisting of the $650 million Term Loan Facility and $350 million of 2026 Notes. The proceeds of the debt was attributed directly to SVM and as such is reflected as a non-cash distribution in these financial statements.

On October 24, 2018, the Parent Company entered into an interest rate swap agreement effective October 31, 2018 that expires on August 16, 2025. The notional amount of the agreement was $350 million.

For further information on the Parent Company’s August 2018 financing transactions, see Note 13 to the consolidated and combined financial statements of frontdoor, inc. included in Item 8 of this Annual Report on Form 10-K.